RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Due to a related party	June 30, 2025	June 30, 2024
Silvercorp Metals Inc.	$91,687	$50,302

Schedule of remuneration of directors and other members of key management personnel

	Years ended June 30,
	2025	2024
Director's cash compensation	$64,498	$77,217
Director's share-based compensation	536,417	462,721
Key management's cash compensation	647,676	1,265,900
Key management's share-based compensation	525,454	1,833,584
	$1,774,045	$3,639,422